Issued Capital (Details) - Schedule of Issued Capital (Parentheticals) - shares	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Ordinary shares [member]
Issued Capital (Details) - Schedule of Issued Capital (Parentheticals) [Line Items]
Number of shares issued	5,245,115,318	2,439,897,618	2,406,874,578	2,084,016,678
Options [Member]
Issued Capital (Details) - Schedule of Issued Capital (Parentheticals) [Line Items]
Number of shares issued